EARNINGS (LOSS) PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Earnings Per Share [Abstract]
The net income (loss)

The net income (loss) per common share amounts were determined as follows:

	For the Three Months Ended
	July 31,
	2021	2020
Numerator:
Net income (loss) available to common shareholders	$(1,752,249)	$394,962

Denominator:
Weighted average shares – basic	2,614,311	763,214

Net income (loss) per share – basic	$(0.67)	$0.52

Effect of common stock equivalents
Add: interest expense on convertible debt	9,397	132,142
Add: amortization of debt discount	183,407	47,898
Less: gain on settlement of debt on convertible notes	(49,317)	—
Add (Less): loss (gain) on change of derivative liabilities	16,294	(506,979)
Net income (loss) adjusted for common stock equivalents	(1,592,468)	68,023

Dilutive effect of common stock equivalents:
Convertible notes and accrued interest	—	48,036,434
Convertible Class C Preferred shares	—	2,380,076
Warrants (1)	—	1

Denominator:
Weighted average shares – diluted	2,614,311	51,179,725

Net income (loss) per share – diluted	$(0.67)	$0.00

The net income (loss) per common share amounts for the years ended January 31, 2021 and January 31, 2020 were determined as follows:

	For the Years Ended
	January 31,
	2021	2020
Numerator:
Net income (loss) available to common shareholders	$1,187,176	$(3,879,846)

Denominator:
Weighted average shares – basic	1,084,324	86,542

Net income (loss) per share – basic	$1.09	$(44.83)

Effect of common stock equivalents
Add: interest expense on convertible debt	259,086	454,765
Add: amortization of debt discount	326,238	800,149
Less: gain on settlement of debt on convertible notes	(4,835,429)	(67,623)
Add (Less): loss (gain) on change of derivative liabilities	845,586	180,552
Net income (loss) adjusted for common stock equivalents	(2,217,343)	(2,512,003)

Dilutive effect of common stock equivalents:
Convertible notes and accrued interest	404,173	—
Convertible Class C Preferred shares	3,631,533	—
Warrants	950,000	—

Denominator:
Weighted average shares – diluted	6,070,030	86,542

Net income (loss) per share – diluted	$(0.37)	$(44.83)

The anti-dilutive shares of common stock equivalents

The anti-dilutive shares of common stock equivalents for the three months ended July 31, 2021 and July 31, 2020 were as follows:

	For the Three Months Ended
	July 31,
	2021	2020

Convertible notes and accrued interest	632,535	—
Convertible Class C Preferred shares	7,366,086	—
Warrants	1,255,500	—
Total	9,254,121	—

The anti-dilutive shares of common stock equivalents for the years ended January 31, 2021 and January 31, 2020 were as follows:

	For the Years Ended
	January 31,
	2021	2020
Convertible notes and accrued interest	—	16,355,950
Convertible Class C Preferred shares	—	1,411,692
Warrants	—	1
Total	—	17,767,643

The net income (loss) per common share amounts were determined as follows:

The net income (loss) per common share amounts were determined as follows:

	For the Six Months Ended
	July 31,
	2021	2020
Numerator:
Net income (loss) available to common shareholders	$(2,319,806)	$1,581,860

Denominator:
Weighted average shares – basic	2,282,792	660,668

Net income (loss) per share – basic	$(1.02)	$2.39

Effect of common stock equivalents
Add: interest expense on convertible debt	15,949	235,682
Add: amortization of debt discount	308,811	626,811
Less: gain on settlement of debt on convertible notes	(963,366)	(1,947,372)
Add (Less): loss (gain) on change of derivative liabilities	12,107	(432,199)
Net income (loss) adjusted for common stock equivalents	(2,946,305)	64,782

Dilutive effect of common stock equivalents:
Convertible notes and accrued interest	—	48,036,434
Convertible Class C Preferred shares	—	2,380,076
Warrants	—	1

Denominator:
Weighted average shares – diluted	2,282,792	51,077,179

Net income (loss) per share – diluted	$(1.02)	$0.00

The anti-dilutive shares of common stock equivalents for the six months ended July 31, 2021 and July 31, 2020 were as follows:

The anti-dilutive shares of common stock equivalents for the six months ended July 31, 2021 and July 31, 2020 were as follows:

	For the Six Months Ended
	July 31,
	2021	2020

Convertible notes and accrued interest	632,535	—
Convertible Class C Preferred shares	7,366,086	—
Warrants (1)	1,255,500	—
Total	9,254,121	—